Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000124381
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	I
Trading Symbol	QCELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Line Graph [Table Text Block]
	Class I	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,661	$11,493
9/30/2017	$13,008	$13,624
9/30/2018	$14,844	$16,044
9/30/2019	$14,317	$16,665
9/30/2020	$15,792	$19,334
9/30/2021	$20,546	$25,321
9/30/2022	$17,754	$20,962
9/30/2023	$21,688	$25,404
9/30/2024	$28,918	$34,468
9/30/2025	$35,301	$40,586

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	22.07%	17.45%	13.44%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 1,269,418,197
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,898,932
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.8
Materials	1.8
Energy	1.9
Investment Companies	3.2
Consumer Staples	3.2
Health Care	3.3
Consumer Discretionary	9.8
Communication Services	12.7
Industrials	13.2
Financials	17.8
Information Technology	32.2

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	4.6
Limited Purpose Cash Investment Fund	3.2
Meta Platforms, Inc., Class A	2.6
Broadcom, Inc.	2.5
Amazon.com, Inc.	2.1
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.5

C000124382
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	N
Trading Symbol	QCENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class N	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,640	$11,493
9/30/2017	$12,947	$13,624
9/30/2018	$14,738	$16,044
9/30/2019	$14,172	$16,665
9/30/2020	$15,600	$19,334
9/30/2021	$20,239	$25,321
9/30/2022	$17,442	$20,962
9/30/2023	$21,257	$25,404
9/30/2024	$28,264	$34,468
9/30/2025	$34,418	$40,586

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	21.77%	17.15%	13.16%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 1,269,418,197
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,898,932
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.8
Materials	1.8
Energy	1.9
Investment Companies	3.2
Consumer Staples	3.2
Health Care	3.3
Consumer Discretionary	9.8
Communication Services	12.7
Industrials	13.2
Financials	17.8
Information Technology	32.2

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	4.6
Limited Purpose Cash Investment Fund	3.2
Meta Platforms, Inc., Class A	2.6
Broadcom, Inc.	2.5
Amazon.com, Inc.	2.1
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.5

C000144290
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QCERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Total Return Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$53,352,886	$57,465,889
9/30/2017	$65,187,765	$68,119,068
9/30/2018	$74,447,053	$80,220,385
9/30/2019	$71,839,170	$83,327,255
9/30/2020	$79,331,008	$96,670,538
9/30/2021	$103,339,508	$126,603,262
9/30/2022	$89,382,120	$104,808,166
9/30/2023	$109,272,072	$127,020,922
9/30/2024	$145,809,846	$172,341,746
9/30/2025	$178,199,136	$202,929,553

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	22.21%	17.57%	13.55%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 1,269,418,197
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,898,932
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.8
Materials	1.8
Energy	1.9
Investment Companies	3.2
Consumer Staples	3.2
Health Care	3.3
Consumer Discretionary	9.8
Communication Services	12.7
Industrials	13.2
Financials	17.8
Information Technology	32.2

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	4.6
Limited Purpose Cash Investment Fund	3.2
Meta Platforms, Inc., Class A	2.6
Broadcom, Inc.	2.5
Amazon.com, Inc.	2.1
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.5

C000124383
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	I
Trading Symbol	QSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$11,374	$11,496	$11,547
9/30/2017	$13,435	$13,647	$13,942
9/30/2018	$14,668	$16,046	$16,066
9/30/2019	$12,945	$16,514	$14,638
9/30/2020	$13,092	$18,992	$14,695
9/30/2021	$19,830	$25,045	$21,701
9/30/2022	$15,753	$20,630	$16,602
9/30/2023	$18,631	$24,852	$18,085
9/30/2024	$23,727	$33,598	$22,925
9/30/2025	$27,636	$39,447	$25,391

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	16.48%	16.12%	10.70%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

AssetsNet	$ 134,033,016
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 370,519
InvestmentCompanyPortfolioTurnover	66.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	2.5
Energy	3.5
Communication Services	3.6
Consumer Staples	3.7
Investment Companies	5.6
Consumer Discretionary	9.8
Health Care	12.0
Industrials	16.8
Information Technology	20.3
Financials	20.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.6
Argan, Inc.	1.0
InterDigital, Inc.	1.0
Perdoceo Education Corp.	1.0
Sanmina Corp.	0.9
REV Group, Inc.	0.8
Credo Technology Group Holding Ltd.	0.8
Fresh Del Monte Produce, Inc.	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Alkermes plc	0.7

C000124384
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	N
Trading Symbol	QSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$11,351	$11,496	$11,547
9/30/2017	$13,371	$13,647	$13,942
9/30/2018	$14,567	$16,046	$16,066
9/30/2019	$12,828	$16,514	$14,638
9/30/2020	$12,940	$18,992	$14,695
9/30/2021	$19,545	$25,045	$21,701
9/30/2022	$15,489	$20,630	$16,602
9/30/2023	$18,267	$24,852	$18,085
9/30/2024	$23,208	$33,598	$22,925
9/30/2025	$26,966	$39,447	$25,391

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	16.19%	15.82%	10.43%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

AssetsNet	$ 134,033,016
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 370,519
InvestmentCompanyPortfolioTurnover	66.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	2.5
Energy	3.5
Communication Services	3.6
Consumer Staples	3.7
Investment Companies	5.6
Consumer Discretionary	9.8
Health Care	12.0
Industrials	16.8
Information Technology	20.3
Financials	20.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.6
Argan, Inc.	1.0
InterDigital, Inc.	1.0
Perdoceo Education Corp.	1.0
Sanmina Corp.	0.9
REV Group, Inc.	0.8
Credo Technology Group Holding Ltd.	0.8
Fresh Del Monte Produce, Inc.	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Alkermes plc	0.7

C000144291
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$50,000,000	$50,000,000	$50,000,000
9/30/2016	$56,948,463	$57,482,040	$57,733,871
9/30/2017	$67,296,845	$68,234,938	$69,708,793
9/30/2018	$73,579,721	$80,230,546	$80,331,116
9/30/2019	$64,997,220	$82,571,396	$73,190,342
9/30/2020	$65,793,069	$94,958,212	$73,475,966
9/30/2021	$99,740,924	$125,226,545	$108,507,410
9/30/2022	$79,281,947	$103,152,429	$83,010,584
9/30/2023	$93,831,056	$124,258,660	$90,423,461
9/30/2024	$119,730,204	$167,989,722	$114,622,521
9/30/2025	$139,573,837	$197,235,134	$126,953,253

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	16.57%	16.23%	10.81%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

AssetsNet	$ 134,033,016
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 370,519
InvestmentCompanyPortfolioTurnover	66.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	2.5
Energy	3.5
Communication Services	3.6
Consumer Staples	3.7
Investment Companies	5.6
Consumer Discretionary	9.8
Health Care	12.0
Industrials	16.8
Information Technology	20.3
Financials	20.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.6
Argan, Inc.	1.0
InterDigital, Inc.	1.0
Perdoceo Education Corp.	1.0
Sanmina Corp.	0.9
REV Group, Inc.	0.8
Credo Technology Group Holding Ltd.	0.8
Fresh Del Monte Produce, Inc.	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Alkermes plc	0.7

C000124385
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	I
Trading Symbol	QICLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,162	$10,716
9/30/2017	$12,185	$12,723
9/30/2018	$12,284	$13,063
9/30/2019	$11,993	$12,939
9/30/2020	$11,932	$12,960
9/30/2021	$14,912	$16,394
9/30/2022	$11,390	$12,474
9/30/2023	$14,617	$15,468
9/30/2024	$18,103	$19,332
9/30/2025	$22,867	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	26.32%	13.89%	8.62%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 732,720,161
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 2,387,712
InvestmentCompanyPortfolioTurnover	67.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.9
Investment Companies	3.8
Energy	4.6
Consumer Staples	5.3
Information Technology	6.0
Communication Services	6.4
Materials	7.8
Consumer Discretionary	8.0
Health Care	9.1
Industrials	20.7
Financials	26.1

C000124386
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	N
Trading Symbol	QICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,128	$10,716
9/30/2017	$12,121	$12,723
9/30/2018	$12,173	$13,063
9/30/2019	$11,864	$12,939
9/30/2020	$11,775	$12,960
9/30/2021	$14,679	$16,394
9/30/2022	$11,188	$12,474
9/30/2023	$14,307	$15,468
9/30/2024	$17,681	$19,332
9/30/2025	$22,273	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	25.97%	13.60%	8.34%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 732,720,161
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 2,387,712
InvestmentCompanyPortfolioTurnover	67.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.9
Investment Companies	3.8
Energy	4.6
Consumer Staples	5.3
Information Technology	6.0
Communication Services	6.4
Materials	7.8
Consumer Discretionary	8.0
Health Care	9.1
Industrials	20.7
Financials	26.1

C000144292
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	R6
Trading Symbol	QICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$50,857,428	$53,580,300
9/30/2017	$61,049,744	$63,616,739
9/30/2018	$61,548,644	$65,314,624
9/30/2019	$60,202,901	$64,695,092
9/30/2020	$59,918,803	$64,800,709
9/30/2021	$74,975,522	$81,971,444
9/30/2022	$57,356,529	$62,371,244
9/30/2023	$73,654,511	$77,339,236
9/30/2024	$91,273,103	$96,660,367
9/30/2025	$115,495,749	$112,158,478

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	26.54%	14.03%	8.73%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 732,720,161
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 2,387,712
InvestmentCompanyPortfolioTurnover	67.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.9
Investment Companies	3.8
Energy	4.6
Consumer Staples	5.3
Information Technology	6.0
Communication Services	6.4
Materials	7.8
Consumer Discretionary	8.0
Health Care	9.1
Industrials	20.7
Financials	26.1

C000151790
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	I
Trading Symbol	QTELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	Class I	MSCI Emerging Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,214	$11,678
9/30/2017	$13,776	$14,301
9/30/2018	$13,315	$14,185
9/30/2019	$12,559	$13,899
9/30/2020	$13,933	$15,364
9/30/2021	$16,338	$18,161
9/30/2022	$11,645	$13,055
9/30/2023	$13,446	$14,582
9/30/2024	$17,431	$18,381
9/30/2025	$20,406	$21,565

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	17.07%	7.93%	7.39%
MSCI Emerging Net Total Return USD Index	17.32%	7.02%	7.99%

AssetsNet	$ 588,926,145
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,421,693
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.9
Utilities	2.0
Consumer Staples	2.1
Energy	3.2
Investment Companies	5.3
Materials	6.2
Consumer Discretionary	7.2
Communication Services	10.3
Industrials	11.4
Information Technology	25.0
Financials	25.5

C000151791
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	N
Trading Symbol	QTENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Line Graph [Table Text Block]
	Class N	MSCI Emerging Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,181	$11,678
9/30/2017	$13,712	$14,301
9/30/2018	$13,204	$14,185
9/30/2019	$12,423	$13,899
9/30/2020	$13,745	$15,364
9/30/2021	$16,077	$18,161
9/30/2022	$11,439	$13,055
9/30/2023	$13,151	$14,582
9/30/2024	$17,013	$18,381
9/30/2025	$19,860	$21,565

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	16.74%	7.64%	7.10%
MSCI Emerging Net Total Return USD Index	17.32%	7.02%	7.99%

AssetsNet	$ 588,926,145
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,421,693
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.9
Utilities	2.0
Consumer Staples	2.1
Energy	3.2
Investment Companies	5.3
Materials	6.2
Consumer Discretionary	7.2
Communication Services	10.3
Industrials	11.4
Information Technology	25.0
Financials	25.5

C000151792
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	R6
Trading Symbol	QTERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Net Total Return USD Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$56,023,014	$58,391,625
9/30/2017	$68,935,123	$71,506,043
9/30/2018	$66,681,592	$70,925,583
9/30/2019	$62,952,626	$69,495,353
9/30/2020	$69,894,455	$76,819,315
9/30/2021	$81,999,798	$90,803,687
9/30/2022	$58,510,112	$65,274,938
9/30/2023	$67,647,959	$72,911,670
9/30/2024	$87,791,527	$91,906,708
9/30/2025	$102,848,099	$107,827,371

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	17.15%	8.03%	7.48%
MSCI Emerging Net Total Return USD Index	17.32%	7.02%	7.99%

AssetsNet	$ 588,926,145
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,421,693
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.9
Utilities	2.0
Consumer Staples	2.1
Energy	3.2
Investment Companies	5.3
Materials	6.2
Consumer Discretionary	7.2
Communication Services	10.3
Industrials	11.4
Information Technology	25.0
Financials	25.5

C000076804
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	I
Trading Symbol	AMOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Line Graph [Table Text Block]
	Class I	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,112	$11,493
9/30/2017	$12,931	$13,624
9/30/2018	$16,027	$16,044
9/30/2019	$16,249	$16,665
9/30/2020	$19,421	$19,334
9/30/2021	$24,964	$25,321
9/30/2022	$20,794	$20,962
9/30/2023	$23,630	$25,404
9/30/2024	$32,980	$34,468
9/30/2025	$39,572	$40,586

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	19.99%	15.30%	14.75%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 656,166,860
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 1,528,397
InvestmentCompanyPortfolioTurnover	91.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.3
Energy	1.8
Utilities	2.0
Investment Companies	3.7
Consumer Staples	4.7
Health Care	5.6
Consumer Discretionary	10.1
Communication Services	12.0
Industrials	12.8
Financials	17.5
Information Technology	27.3

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	4.8
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Limited Purpose Cash Investment Fund	3.7
Tesla, Inc.	2.9
JPMorgan Chase & Co.	2.6
Walmart, Inc.	2.1
Alphabet, Inc., Class A	1.7
Netflix, Inc.	1.7

C000120475
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	N
Trading Symbol	AMONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class N	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,089	$11,493
9/30/2017	$12,871	$13,624
9/30/2018	$15,910	$16,044
9/30/2019	$16,091	$16,665
9/30/2020	$19,180	$19,334
9/30/2021	$24,603	$25,321
9/30/2022	$20,427	$20,962
9/30/2023	$23,168	$25,404
9/30/2024	$32,254	$34,468
9/30/2025	$38,597	$40,586

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	19.66%	15.01%	14.46%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 656,166,860
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 1,528,397
InvestmentCompanyPortfolioTurnover	91.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.3
Energy	1.8
Utilities	2.0
Investment Companies	3.7
Consumer Staples	4.7
Health Care	5.6
Consumer Discretionary	10.1
Communication Services	12.0
Industrials	12.8
Financials	17.5
Information Technology	27.3

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	4.8
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Limited Purpose Cash Investment Fund	3.7
Tesla, Inc.	2.9
JPMorgan Chase & Co.	2.6
Walmart, Inc.	2.1
Alphabet, Inc., Class A	1.7
Netflix, Inc.	1.7

C000144284
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Total Return Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$55,615,459	$57,465,889
9/30/2017	$64,774,099	$68,119,068
9/30/2018	$80,359,618	$80,220,385
9/30/2019	$81,550,358	$83,327,255
9/30/2020	$97,586,988	$96,670,538
9/30/2021	$125,579,329	$126,603,262
9/30/2022	$104,686,642	$104,808,166
9/30/2023	$119,073,295	$127,020,922
9/30/2024	$166,392,407	$172,341,746
9/30/2025	$199,754,513	$202,929,553

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	20.05%	15.40%	14.86%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 656,166,860
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 1,528,397
InvestmentCompanyPortfolioTurnover	91.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.3
Energy	1.8
Utilities	2.0
Investment Companies	3.7
Consumer Staples	4.7
Health Care	5.6
Consumer Discretionary	10.1
Communication Services	12.0
Industrials	12.8
Financials	17.5
Information Technology	27.3

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.3
Microsoft Corp.	4.8
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Limited Purpose Cash Investment Fund	3.7
Tesla, Inc.	2.9
JPMorgan Chase & Co.	2.6
Walmart, Inc.	2.1
Alphabet, Inc., Class A	1.7
Netflix, Inc.	1.7

C000076805
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	I
Trading Symbol	ASMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$11,024	$11,496	$11,547
9/30/2017	$13,261	$13,647	$13,942
9/30/2018	$15,928	$16,046	$16,066
9/30/2019	$14,192	$16,514	$14,638
9/30/2020	$15,454	$18,992	$14,695
9/30/2021	$21,829	$25,045	$21,701
9/30/2022	$16,676	$20,630	$16,602
9/30/2023	$18,611	$24,852	$18,085
9/30/2024	$25,293	$33,598	$22,925
9/30/2025	$29,594	$39,447	$25,391

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	17.01%	13.88%	11.46%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

AssetsNet	$ 135,398,695
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 420,655
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	3.0
Real Estate	2.6
Communication Services	2.8
Energy	3.5
Materials	3.7
Investment Companies	4.6
Consumer Discretionary	8.8
Health Care	14.2
Financials	15.7
Information Technology	19.2
Industrials	21.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Credo Technology Group Holding Ltd.	1.4
Kratos Defense & Security Solutions, Inc.	1.2
Bloom Energy Corp., Class A	1.2
Sterling Infrastructure, Inc.	1.0
IonQ, Inc.	1.0
Oklo, Inc.	0.8
Coeur Mining, Inc.	0.8
InterDigital, Inc.	0.8
EchoStar Corp., Class A	0.7

C000120476
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	N
Trading Symbol	ASMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$10,996	$11,496	$11,547
9/30/2017	$13,197	$13,647	$13,942
9/30/2018	$15,816	$16,046	$16,066
9/30/2019	$14,061	$16,514	$14,638
9/30/2020	$15,269	$18,992	$14,695
9/30/2021	$21,526	$25,045	$21,701
9/30/2022	$16,397	$20,630	$16,602
9/30/2023	$18,257	$24,852	$18,085
9/30/2024	$24,743	$33,598	$22,925
9/30/2025	$28,888	$39,447	$25,391

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	16.75%	13.60%	11.19%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

AssetsNet	$ 135,398,695
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 420,655
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	3.0
Real Estate	2.6
Communication Services	2.8
Energy	3.5
Materials	3.7
Investment Companies	4.6
Consumer Discretionary	8.8
Health Care	14.2
Financials	15.7
Information Technology	19.2
Industrials	21.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Credo Technology Group Holding Ltd.	1.4
Kratos Defense & Security Solutions, Inc.	1.2
Bloom Energy Corp., Class A	1.2
Sterling Infrastructure, Inc.	1.0
IonQ, Inc.	1.0
Oklo, Inc.	0.8
Coeur Mining, Inc.	0.8
InterDigital, Inc.	0.8
EchoStar Corp., Class A	0.7

C000144285
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2015	$50,000,000	$50,000,000	$50,000,000
9/30/2016	$55,151,502	$57,482,040	$57,733,871
9/30/2017	$66,396,302	$68,234,938	$69,708,793
9/30/2018	$79,850,101	$80,230,546	$80,331,116
9/30/2019	$71,228,388	$82,571,396	$73,190,342
9/30/2020	$77,629,788	$94,958,212	$73,475,966
9/30/2021	$109,780,127	$125,226,545	$108,507,410
9/30/2022	$83,912,264	$103,152,429	$83,010,584
9/30/2023	$93,741,735	$124,258,660	$90,423,461
9/30/2024	$127,534,696	$167,989,722	$114,622,521
9/30/2025	$149,383,286	$197,235,134	$126,953,253

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	17.13%	13.99%	11.57%
Russell 3000® Total Return Index	17.41%	15.74%	14.71%
Russell 2000® Total Return Index	10.76%	11.56%	9.77%

AssetsNet	$ 135,398,695
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 420,655
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	3.0
Real Estate	2.6
Communication Services	2.8
Energy	3.5
Materials	3.7
Investment Companies	4.6
Consumer Discretionary	8.8
Health Care	14.2
Financials	15.7
Information Technology	19.2
Industrials	21.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.6
Credo Technology Group Holding Ltd.	1.4
Kratos Defense & Security Solutions, Inc.	1.2
Bloom Energy Corp., Class A	1.2
Sterling Infrastructure, Inc.	1.0
IonQ, Inc.	1.0
Oklo, Inc.	0.8
Coeur Mining, Inc.	0.8
InterDigital, Inc.	0.8
EchoStar Corp., Class A	0.7

C000076806
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	I
Trading Symbol	AIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,640	$10,716
9/30/2017	$12,200	$12,723
9/30/2018	$12,726	$13,063
9/30/2019	$12,311	$12,939
9/30/2020	$13,617	$12,960
9/30/2021	$16,259	$16,394
9/30/2022	$11,864	$12,474
9/30/2023	$14,371	$15,468
9/30/2024	$18,657	$19,332
9/30/2025	$22,756	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	21.98%	10.82%	8.57%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 212,295,171
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 572,195
InvestmentCompanyPortfolioTurnover	86.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.5
Energy	2.9
Utilities	3.2
Consumer Staples	3.7
Materials	4.7
Investment Companies	5.1
Communication Services	6.2
Consumer Discretionary	6.4
Information Technology	7.9
Industrials	20.0
Financials	37.0

C000120477
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	N
Trading Symbol	AIONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Line Graph [Table Text Block]
	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,616	$10,716
9/30/2017	$12,142	$12,723
9/30/2018	$12,630	$13,063
9/30/2019	$12,187	$12,939
9/30/2020	$13,446	$12,960
9/30/2021	$16,026	$16,394
9/30/2022	$11,662	$12,474
9/30/2023	$14,090	$15,468
9/30/2024	$18,254	$19,332
9/30/2025	$22,209	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	21.67%	10.56%	8.31%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 212,295,171
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 572,195
InvestmentCompanyPortfolioTurnover	86.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.5
Energy	2.9
Utilities	3.2
Consumer Staples	3.7
Materials	4.7
Investment Companies	5.1
Communication Services	6.2
Consumer Discretionary	6.4
Information Technology	7.9
Industrials	20.0
Financials	37.0

C000144286
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	R6
Trading Symbol	QIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$53,265,192	$53,580,300
9/30/2017	$61,150,888	$63,616,739
9/30/2018	$63,807,354	$65,314,624
9/30/2019	$61,798,616	$64,695,092
9/30/2020	$68,400,831	$64,800,709
9/30/2021	$81,776,050	$81,971,444
9/30/2022	$59,740,900	$62,371,244
9/30/2023	$72,412,690	$77,339,236
9/30/2024	$94,124,893	$96,660,367
9/30/2025	$114,942,692	$112,158,478

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	22.12%	10.94%	8.68%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 212,295,171
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 572,195
InvestmentCompanyPortfolioTurnover	86.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.5
Energy	2.9
Utilities	3.2
Consumer Staples	3.7
Materials	4.7
Investment Companies	5.1
Communication Services	6.2
Consumer Discretionary	6.4
Information Technology	7.9
Industrials	20.0
Financials	37.0

C000115554
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	I
Trading Symbol	AUEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Line Graph [Table Text Block]
	Class I	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,400	$11,493
9/30/2017	$13,489	$13,624
9/30/2018	$16,041	$16,044
9/30/2019	$17,579	$16,665
9/30/2020	$19,373	$19,334
9/30/2021	$23,350	$25,321
9/30/2022	$20,221	$20,962
9/30/2023	$22,710	$25,404
9/30/2024	$28,472	$34,468
9/30/2025	$30,400	$40,586

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	6.77%	9.43%	11.76%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 2,040,291,359
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 5,443,275
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.5
Utilities	1.4
Investment Companies	4.3
Energy	5.2
Consumer Discretionary	8.5
Communication Services	9.7
Financials	12.8
Health Care	13.1
Information Technology	13.5
Industrials	14.6
Consumer Staples	16.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.3
McKesson Corp.	1.5
Northrop Grumman Corp.	1.5
Apple, Inc.	1.5
Johnson & Johnson	1.5
Cboe Global Markets, Inc.	1.5
Microsoft Corp.	1.5
Veeva Systems, Inc., Class A	1.5
Cencora, Inc.	1.5
Walmart, Inc.	1.4

C000115553
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	N
Trading Symbol	AUENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class N	Russell 1000® Total Return Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,378	$11,493
9/30/2017	$13,425	$13,624
9/30/2018	$15,920	$16,044
9/30/2019	$17,401	$16,665
9/30/2020	$19,131	$19,334
9/30/2021	$22,990	$25,321
9/30/2022	$19,850	$20,962
9/30/2023	$22,235	$25,404
9/30/2024	$27,800	$34,468
9/30/2025	$29,601	$40,586

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	6.48%	9.12%	11.46%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 2,040,291,359
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 5,443,275
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.5
Utilities	1.4
Investment Companies	4.3
Energy	5.2
Consumer Discretionary	8.5
Communication Services	9.7
Financials	12.8
Health Care	13.1
Information Technology	13.5
Industrials	14.6
Consumer Staples	16.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.3
McKesson Corp.	1.5
Northrop Grumman Corp.	1.5
Apple, Inc.	1.5
Johnson & Johnson	1.5
Cboe Global Markets, Inc.	1.5
Microsoft Corp.	1.5
Veeva Systems, Inc., Class A	1.5
Cencora, Inc.	1.5
Walmart, Inc.	1.4

C000145934
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	R6
Trading Symbol	QUERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Total Return Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$57,062,999	$57,465,889
9/30/2017	$67,578,847	$68,119,068
9/30/2018	$80,409,939	$80,220,385
9/30/2019	$88,226,114	$83,327,255
9/30/2020	$97,333,729	$96,670,538
9/30/2021	$117,333,235	$126,603,262
9/30/2022	$101,712,116	$104,808,166
9/30/2023	$114,337,610	$127,020,922
9/30/2024	$143,406,158	$172,341,746
9/30/2025	$153,213,789	$202,929,553

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	6.84%	9.50%	11.85%
Russell 1000® Total Return Index	17.75%	15.99%	15.04%

AssetsNet	$ 2,040,291,359
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 5,443,275
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.5
Utilities	1.4
Investment Companies	4.3
Energy	5.2
Consumer Discretionary	8.5
Communication Services	9.7
Financials	12.8
Health Care	13.1
Information Technology	13.5
Industrials	14.6
Consumer Staples	16.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.3
McKesson Corp.	1.5
Northrop Grumman Corp.	1.5
Apple, Inc.	1.5
Johnson & Johnson	1.5
Cboe Global Markets, Inc.	1.5
Microsoft Corp.	1.5
Veeva Systems, Inc., Class A	1.5
Cencora, Inc.	1.5
Walmart, Inc.	1.4

C000115556
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	I
Trading Symbol	ANDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,284	$10,716
9/30/2017	$12,558	$12,723
9/30/2018	$12,954	$13,063
9/30/2019	$12,978	$12,939
9/30/2020	$13,395	$12,960
9/30/2021	$15,597	$16,394
9/30/2022	$12,133	$12,474
9/30/2023	$14,196	$15,468
9/30/2024	$17,210	$19,332
9/30/2025	$18,850	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	9.53%	7.07%	6.54%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 253,585,209
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 807,076
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	5.8
Materials	4.1
Investment Companies	4.4
Energy	5.7
Consumer Discretionary	6.5
Information Technology	8.6
Health Care	9.4
Industrials	10.0
Financials	11.4
Communication Services	12.4
Consumer Staples	21.4

C000115555
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	N
Trading Symbol	ANDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,259	$10,716
9/30/2017	$12,498	$12,723
9/30/2018	$12,861	$13,063
9/30/2019	$12,848	$12,939
9/30/2020	$13,238	$12,960
9/30/2021	$15,373	$16,394
9/30/2022	$11,918	$12,474
9/30/2023	$13,920	$15,468
9/30/2024	$16,833	$19,332
9/30/2025	$18,378	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	9.18%	6.78%	6.27%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 253,585,209
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 807,076
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	5.8
Materials	4.1
Investment Companies	4.4
Energy	5.7
Consumer Discretionary	6.5
Information Technology	8.6
Health Care	9.4
Industrials	10.0
Financials	11.4
Communication Services	12.4
Consumer Staples	21.4

C000145935
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	R6
Trading Symbol	ANDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Line Graph [Table Text Block]
	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$56,477,389	$53,580,300
9/30/2017	$62,904,636	$63,616,739
9/30/2018	$64,992,359	$65,314,624
9/30/2019	$65,161,461	$64,695,092
9/30/2020	$67,326,186	$64,800,709
9/30/2021	$78,464,671	$81,971,444
9/30/2022	$61,052,652	$62,371,244
9/30/2023	$71,567,290	$77,339,236
9/30/2024	$86,804,516	$96,660,367
9/30/2025	$95,136,484	$112,158,478

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	9.60%	7.16%	6.64%
MSCI Daily TR Net World Ex USA Index	16.03%	11.60%	8.41%

AssetsNet	$ 253,585,209
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 807,076
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	5.8
Materials	4.1
Investment Companies	4.4
Energy	5.7
Consumer Discretionary	6.5
Information Technology	8.6
Health Care	9.4
Industrials	10.0
Financials	11.4
Communication Services	12.4
Consumer Staples	21.4

C000070950
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	I
Trading Symbol	AQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class I	MSCI World Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,133	$11,136
9/30/2017	$13,437	$13,159
9/30/2018	$14,465	$14,637
9/30/2019	$13,629	$14,905
9/30/2020	$14,512	$16,456
9/30/2021	$17,823	$21,199
9/30/2022	$14,885	$17,037
9/30/2023	$18,707	$20,777
9/30/2024	$24,676	$27,514
9/30/2025	$32,133	$32,260

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	30.22%	17.23%	12.38%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%

AssetsNet	$ 518,773,899
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 2,579,743
InvestmentCompanyPortfolioTurnover	119.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.6
Utilities	0.6
Energy	3.3
Consumer Staples	4.5
Communication Services	6.3
Consumer Discretionary	7.7
Industrials	8.8
Health Care	10.0
Investment Companies	10.1
Financials	17.4
Information Technology	27.3

Geographic Allocation

Country	% of Net Assets
United States	73.6
Japan	5.5
United Kingdom	3.6
France	3.1
Germany	2.2
Canada	2.0
Italy	1.6
Netherlands	1.4
Spain	1.3
Australia	0.6
Others	1.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.1
NVIDIA Corp.	4.3
Microsoft Corp.	3.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	3.0
Apple, Inc.	3.0
Broadcom, Inc.	1.6
Walmart, Inc.	1.5
Palantir Technologies, Inc., Class A	1.5
Amazon.com, Inc.	1.4
GE Aerospace	1.4

C000070949
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	N
Trading Symbol	AQGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Line Graph [Table Text Block]
	Class N	MSCI World Net Total Return USD Index
9/30/2015	$10,000	$10,000
9/30/2016	$11,093	$11,136
9/30/2017	$13,374	$13,159
9/30/2018	$14,358	$14,637
9/30/2019	$13,473	$14,905
9/30/2020	$14,314	$16,456
9/30/2021	$17,529	$21,199
9/30/2022	$14,602	$17,037
9/30/2023	$18,301	$20,777
9/30/2024	$24,079	$27,514
9/30/2025	$31,289	$32,260

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	29.94%	16.93%	12.08%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%

AssetsNet	$ 518,773,899
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 2,579,743
InvestmentCompanyPortfolioTurnover	119.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.6
Utilities	0.6
Energy	3.3
Consumer Staples	4.5
Communication Services	6.3
Consumer Discretionary	7.7
Industrials	8.8
Health Care	10.0
Investment Companies	10.1
Financials	17.4
Information Technology	27.3

Geographic Allocation

Country	% of Net Assets
United States	73.6
Japan	5.5
United Kingdom	3.6
France	3.1
Germany	2.2
Canada	2.0
Italy	1.6
Netherlands	1.4
Spain	1.3
Australia	0.6
Others	1.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.1
NVIDIA Corp.	4.3
Microsoft Corp.	3.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	3.0
Apple, Inc.	3.0
Broadcom, Inc.	1.6
Walmart, Inc.	1.5
Palantir Technologies, Inc., Class A	1.5
Amazon.com, Inc.	1.4
GE Aerospace	1.4

C000135923
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	R6
Trading Symbol	AQGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Class R6	MSCI World Net Total Return USD Index
9/30/2015	$50,000,000	$50,000,000
9/30/2016	$55,665,027	$55,678,831
9/30/2017	$67,342,563	$65,793,184
9/30/2018	$72,552,319	$73,186,723
9/30/2019	$68,441,489	$74,524,252
9/30/2020	$72,819,067	$82,280,136
9/30/2021	$89,565,304	$105,993,956
9/30/2022	$74,897,454	$85,184,306
9/30/2023	$94,218,119	$103,885,582
9/30/2024	$124,374,844	$137,572,057
9/30/2025	$162,159,924	$161,300,443

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	30.38%	17.37%	12.49%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%

AssetsNet	$ 518,773,899
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 2,579,743
InvestmentCompanyPortfolioTurnover	119.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.6
Utilities	0.6
Energy	3.3
Consumer Staples	4.5
Communication Services	6.3
Consumer Discretionary	7.7
Industrials	8.8
Health Care	10.0
Investment Companies	10.1
Financials	17.4
Information Technology	27.3

Geographic Allocation

Country	% of Net Assets
United States	73.6
Japan	5.5
United Kingdom	3.6
France	3.1
Germany	2.2
Canada	2.0
Italy	1.6
Netherlands	1.4
Spain	1.3
Australia	0.6
Others	1.7

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.1
NVIDIA Corp.	4.3
Microsoft Corp.	3.8
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	3.0
Apple, Inc.	3.0
Broadcom, Inc.	1.6
Walmart, Inc.	1.5
Palantir Technologies, Inc., Class A	1.5
Amazon.com, Inc.	1.4
GE Aerospace	1.4